Deferred Tax - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Undistributed earnings of non-Canadian subsidiaries	$ 14,400	$ 15,800
Other Jurisdictions [Member] | Two Thousand Thirty Four To Two Thousand and Thirty Nine [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward.	$ 915